Entity-Wide Disclosure (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	$ 62,070	$ 39,669
North America [Member]
Property, Plant and Equipment, Net	45,545	38,974
Europe and Middle East [Member]
Property, Plant and Equipment, Net	15,411	616
Asia Pacific [Member]
Property, Plant and Equipment, Net	1,114	79
Latin America [Member]
Property, Plant and Equipment, Net	$ 0	$ 0